Document and Entity Information	May 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2022
Entity Registrant Name	INTRICON CORPORATION
Entity Incorporation, State or Country Code	PA
Entity File Number	1-05005
Entity Tax Identification Number	23-1069060
Entity Address, Address Line One	1260 Red Fox Road
Entity Address, City or Town	Arden Hills
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112
City Area Code	651
Local Phone Number	636-9770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000088790
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	IIN
Security Exchange Name	NASDAQ